BASIC AND DILUTED LOSS PER COMMON SHARE - Additional information - (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share purchase options
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	12,279,125	12,860,500